Business Combination	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination

Note 3. Business Combination

On June 15, 2022, we entered into a Membership Interest Purchase Agreement (the “MIPA”), with Jorgan Development, LLC ("Jorgan") and JBAH Holdings, LLC (“JBAH” and, together with Jorgan, the “Sellers”), as the equity holders of Silver Fuels Delhi, LLC (“SFD”) and White Claw Colorado City, LLC (“WCCC”) whereby, at closing, which occurred on August 1, 2022, the Company acquired 100% of the issued and outstanding membership interests in each of SFD and WCCC (the “Membership Interests”), making SFD and WCCC wholly owned subsidiaries of the Company. The purchase price for the Membership Interests is approximately $32.9 million, after post-closing adjustments, paid for by the Company with a combination of shares of the issuance of 3,009,552 of the Company’s common stock and secured three-year promissory notes made by the Company in favor of the Sellers in an aggregate amount of $28,664,284.

For the acquisition of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC, the following table summarizes the acquisition date fair value of consideration paid, identifiable assets acquired and liabilities assumed:

Common stock	$4,287,655
Note payable to seller	28,664,284
Fair value of total consideration paid	$32,951,939

Net assets acquired and liabilities assumed

Assets acquired in business combination
Current assets	$6,573,359
Finance lease right-of-use assets (property, plant and equipment)	4,464,217
Other assets	546,834
Contract-based intangible assets	25,195,644
Total assets acquired	$36,780,054

Liabilities assumed in business combination
Current liabilities	$(7,054,734)
Long term liabilities	(3,335,409)
Total liabilities acquired	$(10,390,143)

Total net assets acquired	$26,389,911

Goodwill	$6,562,028

The value of goodwill represents SFD and WCCC’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill at September 30, 2022. The measurement of assets acquired and liabilities assumed in the business combination is based on preliminary estimates made by management and subject to adjustment within twelve months. Management is performing a valuation study to calculate the fair value of the acquired intangible assets and goodwill, which it plans to complete within the one-year measurement period. The acquired contracts are amortized over the 9 year, 5 month life of the contracts.

Business combination related costs were expensed as incurred and consisted of various advisory, legal, accounting, valuation and other professional fees totaling $174,592 for the nine months ended September 30, 2022. These costs are included in general and administrative expense in our consolidated statement of operations.

Since the date of acquisition on August 1, 2022 through September 30, 2022 $11,738,062 of sales in aggregate is attributed to SFD and WCCC. The unaudited financial information in the table below summarizes the combined results of operations of the Company, SFD, and WCCC for the nine months ended September 30, 2022 2021, on a pro forma basis, as though the companies had been combined as of January 1, 2021. The pro forma earnings for the nine months ended September 30, 2022 and 2021, were adjusted to include intangible amortization expense of contracts acquired of $2,006,662, respectively. The pro forma earnings for the nine months ended September 30, 2022 and 2021, were adjusted to include interest expense on notes payable that were issued as consideration of $1,539,093 and $691,705, respectively. The $174,592 of acquisition-related expenses were excluded from the nine months ended September 30, 2022, and included in the nine months ended September 30, 2021, as if the acquisition occurred at January 1, 2021. The unaudited pro forma financial information does not purport to be indicative of the Company’s combined results of operations which would actually have been obtained had the acquisition taken place on January 1, 2021, nor should it be taken as indicative of future consolidated results of operations.

	(Unaudited)
	Nine months ended September 30,	Nine months ended September 30,
	2022	2021
Total net sales	$47,667,690	$23,835,514
Loss from operations	(7,143,460)	(4,018,231)
Net loss (attributable to Vivakor, Inc.)	$(8,402,844)	$(4,670,569)

Basic and diluted loss per share	(0.55)	(0.31)
Weighted average shares outstanding	15,284,240	14,873,495